Consolidated Condensed Interim Statement of Financial Position - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 85,108	$ 311,810	$ 8,758
Other financial assets	3,050,030	2,529,576	330
Trade receivables	3,344,995	1,831,724
Other receivables			50,939,090
Other current assets	2,341,220	1,652,936	328,024
Total current assets	8,821,353	6,326,046	51,276,202
Non-current assets
Property and equipment, net	10,720,637	9,600,526
Capital work-in-process	521,739	794,271
Intangible assets and goodwill, net	1,043,406	1,060,228	35,259,504
Intangible assets under development		11,051	166,587
Other non-current financial assets	285,509	275,049
Other non-current assets	9,346,297	8,714,907
Deferred tax assets		103,746	126,624
Total non-current assets	21,917,588	20,559,778	35,552,715
Total assets	30,738,941	26,885,824	86,828,917
Current Liabilities
Borrowings	4,759,545	3,889,131	1,038,155
Trade payables	8,651,307	6,802,780	941,162
Other financial liabilities	2,084,687	1,715,060	1,510,240
Employee benefits obligation	209	212
Other current liabilities	3,190,041	2,452,190	7,998,305
Customers acquisition payable			29,146,665
Current tax liability	328,246	399,174	3,305,308
Total current liabilities	19,014,035	15,258,547	43,939,835
Financial Liabilities
Borrowings		10,185
Other financial liabilities	291,862	321,749
Employee benefits obligations	87,048	72,456
Customer acquisition payable, net of current portion			29,146,665
Deferred tax liability	373,406	478,359	1,533,643
Total non-current liabilities	752,316	882,749	30,680,308
Total liabilities	19,766,351	16,141,296	74,620,143
Commitments and contingencies	8,894,024	8,911,022	730,000
EQUITY
Equity share capital	416,688	375,766	341,541
Other equity	7,803,687	7,830,284	11,865,325
Equity attributable to equity holders of the Company	8,220,375	8,206,050	12,206,866
Non-controlling interest	2,752,215	2,538,478	1,908
Total equity	10,972,590	10,744,528	12,208,774
Total liabilities and equity	$ 30,738,941	$ 26,885,824	$ 86,828,917